Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
November 30, 2023 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—67.6%
		Automotive—1.2%
GBP 300,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series EMTN, 4.535%, 3/6/2025	$ 369,636
EUR 300,000		Goodyear Europe B.V., Sr. Unsecd. Note, REGS, 2.750%, 8/15/2028	289,257
266,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 4.250%, 5/31/2028	286,006
		TOTAL	944,899
		Banking—12.8%
600,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	572,243
$ 400,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	391,372
550,000	[1]	Ally Financial, Inc., Jr. Sub. Note, Series C, 4.700%, 5/15/2028	355,892
EUR 100,000		Alpha Bank AE, Sub., 5.500%, 6/11/2031	102,727
300,000		Alpha Bank SA, Sr. Pfd., 2.500%, 3/23/2028	291,484
435,000		Aust & NZ Banking Group, Sub., Series EMTN, 5.101%, 2/3/2033	475,791
$ 400,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, REGS, 2.750%, 1/11/2026	371,821
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	182,708
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, REGS, 6.625%, 1/24/2032	166,200
EUR 300,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375%, 8/11/2031	297,228
GBP 300,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	382,700
$ 600,000	[1]	Barclays PLC, Jr. Sub. Note, 4.375%, 3/15/2028	443,632
800,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.625%, 2/25/2031	606,890
EUR 200,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	176,976
600,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 10/9/2027	492,990
400,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	372,809
400,000	[1]	Deutsche Bank AG, Jr. Sub. Note, 4.500%, 11/30/2026	336,671
200,000	[1]	Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	215,321
$ 400,000	[1]	DNB Bank ASA, Jr. Sub. Note, Series -, 4.875%, 11/12/2024	386,395
275,000	[1]	First Citizens Bancshares, Inc., Jr. Sub. Note, Series B, 9.524%, 1/4/2027	279,654
700,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	478,899
EUR 480,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125%, 2/27/2030	394,470
$ 200,000		Intesa Sanpaolo SpA, Sub., 144A, 5.017%, 6/26/2024	197,566
200,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, REGS, 3.250%, 1/24/2025	194,703
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	195,441
800,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	563,222
400,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	299,582
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.875%, 2/12/2027	173,485
EUR 400,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	344,987
		TOTAL	9,743,859
		Basic Industries—9.0%
$ 525,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	468,757
800,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	651,266
195,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	165,476
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	42,642
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	39,049
EUR 100,000		Graphic Packaging International Corp., Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	96,727
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	96,727

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$ 200,000		GUSAP III, LP, Sr. Unsecd. Note, REGS, 4.250%, 1/21/2030	$ 184,727
320,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	259,213
320,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	270,919
175,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	159,732
EUR 500,000		Nexans SA, Sr. Unsecd. Note, 5.500%, 4/5/2028	565,582
$ 366,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	308,326
110,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	99,967
EUR 200,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	195,197
500,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	413,554
$ 400,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	318,445
EUR 300,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.625%, 3/15/2028	306,955
300,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	304,545
$ 700,000		SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	575,996
200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	156,433
200,000	[2]	Summit Digitel Infrastructure, REGS, 2.875%, 8/12/2031	156,433
450,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	356,934
661,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	610,288
		TOTAL	6,803,890
		Building Materials—0.7%
600,000		Cemex SAB de CV, REGS, 3.875%, 7/11/2031	508,763
		Capital Goods—8.2%
200,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	103,178
EUR 300,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	251,677
GBP 700,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	629,613
$ 825,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	684,067
150,000		Ball Corp., Sr. Unsecd. Note, 5.250%, 7/1/2025	149,366
300,000		Berry Global, Inc., 1.650%, 1/15/2027	264,817
EUR 300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	298,320
300,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	317,181
100,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 4.75%, 2/1/2026	108,795
$ 250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	204,271
400,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	326,834
EUR 300,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	293,069
$ 775,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	712,873
100,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	93,303
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	107,515
450,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	474,330
400,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.000%, 9/22/2033	329,539
300,000		Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	308,997
600,000		Verallia, Sr. Unsecd. Note, 1.875%, 11/10/2031	543,687
		TOTAL	6,201,432
		Consumer Cyclicals—0.6%
$ 200,000		LKQ Corp., Sr. Unsecd. Note, 6.250%, 6/15/2033	200,275
EUR 250,000		LKQ European Holdings B.V., Sr. Unsecd. Note, REGS, 4.125%, 4/1/2028	269,237
		TOTAL	469,512
		Consumer Goods—1.8%
$ 500,000		Arcelik AS, Sr. Unsecd. Note, 8.500%, 9/25/2028	512,000
GBP 200,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.125%, 7/1/2027	242,832

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Goods—continued
$ 100,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	$ 81,695
233,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	203,088
368,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	329,015
		TOTAL	1,368,630
		Consumer Non-Cyclical—1.5%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	433,826
842,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	705,731
		TOTAL	1,139,557
		Energy—3.2%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	266,836
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	115,903
$ 200,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 4.150%, 6/1/2025	196,242
125,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.050%, 4/1/2045	99,359
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	231,520
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	27,288
139,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	120,583
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	283,001
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	514,789
600,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	547,722
		TOTAL	2,403,243
		Financial Services—0.3%
230,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	214,777
		Health Care—5.8%
519,000		Centene Corp., 2.500%, 3/1/2031	414,572
375,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	298,099
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	205,656
100,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 6.750%, 4/14/2028	109,703
$ 550,000		Fresenius Medical Care US Finance III, Inc., Sr. Unsecd. Note, REGS, 2.375%, 2/16/2031	405,524
EUR 580,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	555,694
$ 150,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	98,400
237,000		HCA, Inc., Sr. Unsecd. Note, 2.375%, 7/15/2031	188,640
123,000		HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	114,038
EUR 800,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	770,724
$ 699,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	620,930
688,000		Tenet Healthcare Corp., 4.375%, 1/15/2030	615,447
		TOTAL	4,397,427
		Insurance—1.2%
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	340,279
EUR 400,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375%, 4/27/2030	396,212
$ 200,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	155,325
		TOTAL	891,816
		Media—2.3%
EUR 300,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	124,089
100,000		Lagardere S.C.A., Sr. Unsecd. Note, 1.750%, 10/7/2027	108,210
550,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.625%, 6/15/2030	587,440
$ 430,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	363,111
GBP 100,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	105,735
EUR 100,000		VZ Vendor Financing B.V., Sr. Unsecd. Note, REGS, 2.875%, 1/15/2029	89,001

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Media—continued
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	$ 334,622
		TOTAL	1,712,208
		Packaging—1.5%
200,000		ARD Finance SA, Sec. Fac. Bond, REGS, 5.000%, 6/30/2027	112,825
200,000		Ardagh Metal Packaging, Sec. Fac. Bond, REGS, 2.000%, 9/1/2028	185,469
$ 467,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	446,945
250,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2024	245,785
200,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	173,911
		TOTAL	1,164,935
		Real Estate—1.5%
EUR 500,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	473,517
$ 595,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2031	515,611
170,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	156,063
		TOTAL	1,145,191
		Retail—0.9%
GBP 500,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	594,924
$ 100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	96,593
		TOTAL	691,517
		Technology & Electronics—1.7%
100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	93,287
300,000		Nokia Oyj, Sr. Unsecd. Note, 4.375%, 6/12/2027	284,404
150,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 2.500%, 5/11/2031	121,853
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 3.400%, 5/1/2030	60,833
450,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 4.125%, 1/15/2031	385,739
360,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.091%, 6/1/2029	323,318
		TOTAL	1,269,434
		Telecommunications—7.4%
EUR 700,000	[1]	At&t Inc. - OLD, Jr. Sub. Note, Series B, 2.875%, 3/2/2025	721,129
300,000		Cellnex Telecom S.A., Conv. Bond, Series CLNX, 0.750%, 11/20/2031	258,334
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	96,205
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, Series EMTN, 1.750%, 10/23/2030	92,194
600,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	583,274
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	373,234
300,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	292,623
700,000		LorcaTelecom Bondco, Term Loan - 1st Lien, REGS, 4.000%, 9/18/2027	724,009
$ 200,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	160,300
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	296,811
EUR 325,000		Telecom Italia SpA, Sr. Unsecd. Note, Series EMTN, 2.375%, 10/12/2027	320,153
100,000		Telecom Italia SpA, Sr. Unsecd. Note, Series EMTN, 2.750%, 4/15/2025	105,312
900,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	802,655
$ 72,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	57,419
300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	201,080
400,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	393,920
GBP 149,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	154,241
		TOTAL	5,632,893
		Utilities—6.0%
$ 257,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	207,517
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	186,707

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$ 525,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	$ 422,421
493,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	412,908
EUR 400,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 6/8/2030	333,145
800,000		Energias de Portugal SA, Jr. Sub. Note, Series NC8, 1.875%, 3/14/2082	696,159
$ 371,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	327,867
EUR 151,000		Orsted A/S, Sub., 1.750%, 12/9/3019	140,119
GBP 349,000		Orsted A/S, Sub., Series GBP, 2.500%, 2/18/3021	279,778
$ 950,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	856,021
EUR 700,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series ., 2.500%, 1/20/2029	651,449
		TOTAL	4,514,091
		TOTAL CORPORATE BONDS (IDENTIFIED COST $55,335,858)	51,218,074
		U.S. TREASURIES—22.1%
$5,400,500		United States Treasury Note, 0.250%, 3/15/2024	5,322,431
6,520,200		United States Treasury Note, 0.250%, 8/31/2025	6,025,168
5,500,000		United States Treasury Note, 2.250%, 4/30/2024	5,430,061
		TOTAL U.S. TREASURIES (IDENTIFIED COST $16,574,951)	16,777,660
		FOREIGN GOVERNMENT/AGENCY—4.7%
		Sovereign—4.7%
GBP 3,000,000		United Kingdom Gilt, Unsecd. Note, 0.625%, 6/7/2025 (IDENTIFIED COST $3,440,371)	3,572,496
		TOTAL INVESTMENT IN SECURITIES—94.4% (IDENTIFIED COST $75,351,180)	71,568,230
		OTHER ASSETS AND LIABILITIES - NET—5.6%[3]	4,244,731
		TOTAL NET ASSETS—100%	$75,812,961
At November 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10 Year Long Bond, Long Futures	17	$1,866,547	March 2024	$7,256
United States Treasury Notes 5 Year Long Futures	15	$1,602,773	March 2024	$6,075
United States Treasury Notes Ultra Bond, Long Futures	4	$492,000	March 2024	$2,644
United States Treasury Notes 2 Year Long Futures	23	$4,702,602	March 2024	$12,336
Short Futures:
Euro-Bobl Short Futures	12	$(1,534,777)	December 2023	$(8,693)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$19,618
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,981,969 and $1,529,152, respectively. This is based on amounts held as of each month-end throughout the three-month period.

At November 30, 2023, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2023[4]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
OTC Swaps:
Morgan Stanley	Ally Financial, Inc.	Sell	5.00%	12/20/2028	2.24%	$78,000	$9,032	$7,585	$1,447
Morgan Stanley	Anglo American PLC	Sell	5.00%	12/20/2028	1.42%	$175,000	$30,695	$27,175	$3,520
Morgan Stanley	Arcelor Mittal SA	Sell	5.00%	12/20/2028	1.82%	$200,000	$30,693	$26,404	$4,289
Morgan Stanley	Cleveland-Cliffs Inc.	Sell	5.00%	12/20/2028	2.22%	$320,000	$37,955	$22,673	$15,282
Morgan Stanley	Dell Inc.	Sell	1.00%	12/20/2028	0.78%	$500,000	$5,005	$(4,341)	$9,346
Morgan Stanley	Ford Motor Co.	Sell	5.00%	12/20/2028	2.27%	$485,000	$55,944	$43,815	$12,129
Goldman Sachs	FORVIA	Sell	5.00%	12/20/2028	2.62%	$330,000	$36,956	$24,051	$12,905
Goldman Sachs	FORVIA	Sell	5.00%	12/20/2028	2.62%	$50,000	$5,599	$3,348	$2,251
JP Morgan and Chase	FORVIA	Sell	5.00%	12/20/2028	2.62%	$50,000	$5,599	$3,594	$2,005
JP Morgan and Chase	FORVIA	Sell	5.00%	12/20/2028	2.62%	$100,000	$11,199	$6,865	$4,334
Morgan Stanley	General Motors Co.	Sell	5.00%	12/20/2028	1.60%	$507,000	$74,379	$67,303	$7,076
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	12/20/2028	2.88%	$300,000	$26,237	$13,515	$12,722
Morgan Stanley	Markit CDX North America High Yield Index Series 37	Sell	5.00%	12/20/2026	2.87%	$970,000	$57,479	$32,808	$24,671
Morgan Stanley	Markit CDX North America High Yield Index Series 41	Sell	5.00%	12/20/2028	4.02%	$13,582,800	$529,729	$110,546	$419,183
Morgan Stanley	Nokia Oy	Sell	5.00%	12/20/2028	1.20%	$475,000	$89,055	$81,247	$7,808
Morgan Stanley	Rexel SA	Sell	5.00%	12/20/2028	1.45%	$300,000	$51,465	$43,284	$8,181
Morgan Stanley	Schaeffler AG	Sell	5.00%	12/20/2028	2.35%	$460,000	$55,149	$61,690	$(6,541)
Morgan Stanley	Stellantis N.V.	Sell	5.00%	12/20/2028	1.27%	$250,000	$45,871	$42,964	$2,907
Morgan Stanley	Telecom Italia SpA	Sell	1.00%	12/20/2028	2.58%	$200,000	$(14,512)	$(25,334)	$10,822
Morgan Stanley	UPC Holding BV	Sell	5.00%	12/20/2028	4.11%	$150,000	$6,173	$1,867	$4,306
Morgan Stanley	Valeo	Sell	1.00%	12/20/2028	2.54%	$720,000	$(52,215)	$(57,548)	$5,333
Morgan Stanley	Virgin Media Finance PLC	Sell	5.00%	12/20/2028	4.10%	$381,000	$15,016	$3,069	$11,947
JP Morgan and Chase	Volvo	Sell	5.00%	12/20/2028	2.42%	$50,000	$6,037	$4,457	$1,580
JP Morgan and Chase	Volvo	Sell	5.00%	12/20/2028	2.42%	$127,000	$15,335	$15,314	$21
JP Morgan and Chase	Volvo	Sell	5.00%	12/20/2028	2.42%	$132,000	$15,938	$15,846	$92
TOTAL CREDIT DEFAULT SWAPS							$1,149,813	$572,197	$577,616
The average notional amount of credit default swap contracts held by the Fund throughout the period was $18,898,700. This is based on amounts held as of each month-end throughout the period.
At November 30, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/20/2023	RBC Europe	400,000 EUR	$422,988	$12,833
Contracts Sold:
12/20/2023	Lloyds PLC	600,000 EUR	$638,531	$(15,201)
12/20/2023	Lloyds PLC	198,000 EUR	$212,324	$(3,408)
12/20/2023	Lloyds PLC	150,000 EUR	$164,353	$920
12/20/2023	Lloyds PLC	200,000 GBP	$243,921	$(8,620)
12/20/2023	Northern Trust	2,750,000 GBP	$3,411,221	$(61,221)
12/20/2023	RBC Europe	450,000 EUR	$472,516	$(17,783)
12/20/2023	RBC Europe	2,500,000 GBP	$3,036,672	$(120,093)
12/20/2023	State Street Bank	8,600,000 EUR	$9,236,753	$(133,417)
12/20/2023	State Street Bank	8,600,000 EUR	$9,236,753	$(133,417)
12/20/2023	State Street Bank	235,000 EUR	$252,260	$(3,785)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
12/20/2023	State Street Bank	200,000 EUR	$217,816	$(95)
12/20/2023	State Street Bank	200,000 EUR	$217,469	$(442)
12/20/2023	State Street Bank	400,000 EUR	$439,236	$3,414
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(480,315)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $125,951 and $208,237, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Perpetual Bond Security. The maturity date reflects the next call date.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2023, these restricted securities amounted to $156,433, which represented 0.2% of total net assets.

Additional information on restricted securities held at November 30, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Summit Digitel Infrastructure, REGS, 2.875%, 8/12/2031	11/22/2023	$155,528	$156,433

3	Assets, other than investments in securities, less liabilities.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$51,218,074	$—	$51,218,074
U.S. Treasuries	—	16,777,660	—	16,777,660
Foreign Government/Agency	—	3,572,496	—	3,572,496
TOTAL SECURITIES	$—	$71,568,230	$—	$71,568,230
Other Financial Instruments:
Assets
Futures Contracts	$28,311	$—	$—	$28,311
Swap Contracts	—	1,216,540	—	1,216,540
Foreign Exchange Contracts	—	17,167	—	17,167
Liabilities
Futures Contracts	(8,693)	—	—	(8,693)
Swap Contracts	—	(66,727)	—	(66,727)
Foreign Exchange Contracts	—	(497,482)	—	(497,482)
TOTAL OTHER FINANCIAL INSTRUMENTS	$19,618	$669,498	$—	$689,116

The following acronym(s) are used throughout this portfolio:
BOBL	—Bundesobligation
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
OTC	—Over-the-Counter